PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS NET	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS NET
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

NOTE 5 – PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Property, equipment and leasehold improvements (net) as of September 30, 2022 and December 31, 2021 consisted of the following:

	(in thousands)
	September 30,	December 31,
	2022	2021
	$-	$-
Furniture and equipment	903	667
Computer hardware	4	4
Land	1,953	-
Leasehold improvements	3,776	3,031
Vehicles	304	131
Construction in progress	4	4

Subtotal	6,944	3,837
Less accumulated depreciation	(1,861)	(1,264)
Property, equipment and leasehold improvements, net	$5,083	$2,573

Depreciation expense related to property, equipment and leasehold improvements for the nine months ended September 30, 2022 and 2021 was $597,113 and $545,926, respectively.

NOTE 5 – PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Property, equipment and leasehold improvements (net) as of December 31, 2020 and December 31, 2021 consisted of the following:

	(in thousands)
	December 31, 2020	December 31, 2021

Furniture and equipment	538	667
Computer hardware	4	4
Leasehold improvements	3,009	3,031
Vehicles	28	131
Construction in progress	4	4

Subtotal	3,583	3,837
Less accumulated depreciation	(530)	(1,264)
Property, equipment and leasehold improvements, net	$3,053	$2,573

Depreciation expense related to property, equipment and leasehold improvements for the three months ended March 31, 2020 (Predecessor) was $134,874. Depreciation expense for the nine months ended December 31, 2020 (Successor) was $529,732. Depreciation expense for the twelve months ended December 31, 2021 (Successor) was $734,358.